Reserves - Summary of Reserves (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reserves within equity [abstract]
Foreign Currency Translation Reserve	$ 6,646,840	$ 6,186,334
Share-based Payments Reserve	7,858,906	6,337,264
Total Reserves	$ 14,505,746	$ 12,523,598